Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Exchange_Rate Barrels_per_day	Dec. 31, 2019 MXN ($) Exchange_Rate	Dec. 31, 2018 MXN ($) Exchange_Rate Barrels_per_day	Dec. 31, 2017 MXN ($) Exchange_Rate Barrels_per_day	Dec. 31, 2016 MXN ($)	Dec. 31, 2019 MXN ($) Barrels_per_day
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ (5,151,562)	$ (97,082,214,000)	$ 21,418,997,000	$ (151,444,560,000)
Impairment		(313,446,479,000)	(121,295,334,000)	(155,244,350,000)
Reversal of impairment		216,364,265,000	$ 142,714,331,000	$ 3,799,790,000
Foreign exchange rate | Exchange_Rate			19.7867	20.6640
Percentage of decrease in crude oil price				7.20%
Crude oil price per unit				60.24	55.89
Right-of-use assets	$ 3,757,897					$ 70,818,314,000
Drilling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets						$ 6,223,655,000
Exploration and extraction contracts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 9,477,854,000
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.15%	10.15%	9.71%
Impairment		$ (2,298,775,000)	$ (2,246,264,000)	$ (1,935,500,000)
Cash Generating Units of PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (515,411,000)	$ (1,719,627,000)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.18%	6.18%	7.03%
Production forecast | Barrels_per_day			6,192	7,091
Pro Agroindustria S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ (4,206,653,000)
Advance of production in Cantarell [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			$ 98,673,388,000
Crudo Ligero Marino projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(58,318,030,000)
Cash Generating Unit of Pemex Azufre Industrial [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (796,203,000)
Flotel Reforma Pemex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(1,146,278,000)
Cerro de la Pez Flotel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		630,866,000
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)		(169,834,947,000)	$ 65,013,616,000	(129,350,315,000)
Discount rate			7.03%
Impairment		(307,913,947,000)	$ (63,252,635,000)	(129,350,315,000)
Reversal of impairment		$ 138,079,000,000	$ 128,266,251,000	$ 0
Tax rate			30.00%
Operating profit with economic limit			25 years
Percentage of operating profit with economic limit			14.40%
Net benefit on operating profit			$ 29,592,863,000
Useful life	25 years	25 years
Production forecast | Barrels_per_day	7,123,000,000					7,123,000,000
Appreciation rate					4.30%
Percentage of increase in discount rate				0.30%
Negative Effect From Decrease In Production		$ (225,019,093,000)
Negative Effect From Decrease In Prices		58,110,000,000
Increase Decrease in exchange rate		18,845.2	19,682.9	$ 19,786.7	$ 20,664
Negative Effect From Decrease In Exchange Rate		15,307,000,000
Increase Decrease In Discount		120,821,000,000
Net benefit from lower income in production profile		$ 17,258,000,000
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	80.00%	80.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 29 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 32 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 33 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 35 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ek Balam block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	64.00%	64.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	51.00%	51.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	45.00%	45.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 2 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 8 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Eighteen, Cordilleras Mexicanas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	49.00%	49.00%
Pemex exploration and production [member] | Licenses [member] | Plegado Perdido block five [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (169,834,947,000)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)		42,243,942,000	659,610,000	$ (15,952,092,000)
Discount rate				14.40%
Impairment		(1,275,480,000)	(13,788,470,000)	$ 3,799,790,000
Reversal of impairment		$ 43,519,422,000	$ 14,448,080,000	$ 3,799,790,000
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	11.47%	11.47%	11.52%	11.523%
Foreign exchange rate | Exchange_Rate	18.8452	18.8452	19.6829	19.7867
Percentage of increase in discount rate	0.03%	0.03%
Percentage of decrease in discount rate			0.10%	4.40%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.22%	10.22%	10.22%	10.24%
Foreign exchange rate | Exchange_Rate	18.8452	18.8452	19.68	19.7867
Percentage of increase in discount rate	0.09%	0.09%
Percentage of decrease in discount rate			8.10%	4.50%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.61%	8.61%	8.00%	92.00%
Foreign exchange rate | Exchange_Rate	18.8452	18.8452	19.6829	19.7867
Percentage of increase in discount rate	0.06%	0.06%
Percentage of decrease in discount rate				5.60%
Pemex industrial transformation [member] | Ethylene [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.03%	8.03%
Foreign exchange rate | Exchange_Rate	18.8452	18.8452
Percentage of decrease in discount rate	0.50%	0.50%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	20.00%	20.00%
PETROFAC [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	36.00%	36.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	49.00%	49.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	54.99%	54.99%
D&S Petroleum S.A. de C.V. [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	0.01%	0.01%
Chevron [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	37.50%	37.50%
Chevron [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	37.50%	37.50%
Inpex [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	35.00%	35.00%
Inpex [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	35.00%	35.00%
BHP Billiton [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	60.00%	60.00%
Petrolera Cardenas Mora, S. A. P. I. de C. V. [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
DEA Erdoel [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Operadora de Campos DWF, S.A. de C.V. [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	51.00%	51.00%
Shell Exploracion y Extraccion de Mxico, S.A. de C.V..[member] | Licenses [member] | Plegado Perdido block two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)		$ 34,119,240,000	$ (40,288,338,000)
Decrease in income flows projection			46.00%
Annual average income			$ 25,271,404,000	$ 47,219,903,000
Percentage of increase in cost of non-operating losses			40.00%
Percentage of decrease in direct operating costs			58.00%
Annual average cost of direct operating costs			$ 6,880,967,000	$ 16,485,969,000
Discount rate	11.94%	11.94%	13.55%	15.41%
Impairment			$ (40,288,338,000)
Reversal of impairment		$ 34,119,240,000
Cost Of Losses From Fuel Substraction		$ 4,644,846,000	$ 39,388,055,000